As filed with the Securities and Exchange Commission on December 2, 2011
Securities Act Registration Statement No. 033-66528
Investment Company Act File No. 811-07912

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
Pre-Effective Amendment	☐
Post-Effective Amendment No. 45	☒
and/or
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 46	☒
(Check appropriate box or boxes)

OLD WESTBURY FUNDS, INC.
(Exact Name of Registrant as Specified in Charter)
760 Moore Road
King of Prussia, PA 19406
(Address of Principal Executive Offices, including Zip Code)

Steven L. Williamson, Esq.
Bessemer Investment Management LLC
630 Fifth Avenue
New York, New York 10111
(Name and Address of Agent for Service)

COPY TO:

Robert M. Kurucza, Esq.
Goodwin Procter LLP
901 New York Avenue, NW
Washington, D.C. 20001

It is proposed that this filing will become effective (check appropriate box):
☒	Immediately upon filing pursuant to paragraph (b) of Rule 485; or
☐	On (date) pursuant to paragraph (b) of Rule 485; or
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(1) of Rule 485; or
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485; or
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment No. 45 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 44 to the Corporation’s Registration Statement.

SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended (the “1933 Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement on Form N-1A, pursuant to Rule 485(b) under the 1933 Act, and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York, State of New York, on the 2nd day of December, 2011.

OLD WESTBURY FUNDS, INC.

By:

Marc D. Stern, President*

Pursuant to the requirements of the 1933 Act, this Amendment to the registration statement has been signed below by the following persons in the capacities indicated on the 2nd day of December, 2011.

Name	Title	Date

	President*	December 2, 2011

Marc D. Stern

	Director*	December 2, 2011

Patricia Francy

	Director*	December 2, 2011

Robert M. Kaufman

	Director*	December 2, 2011

Eugene P. Beard

	Director*	December 2, 2011

John R. Whitmore

	Director*	December 2, 2011

Stephen M. Watson

	Director*	December 2, 2011

J. David Officer

	Treasurer, Principal Financial Officer*	December 2, 2011

Peter C. Artemiou

*By:	/s/ Steven L. Williamson

Steven L. Williamson
As Attorney-in-Fact
December 2, 2011

EXHIBIT INDEX

Exhibit No.	Description

101. INS	XBRL Instance Document

101. SCH	XBRL Taxonomy Extension Schema Document

101. DEF	XBRL Taxonomy Extension Definition Linkbase

101. LAB	XBRL Taxonomy Extension Label Linkbase

101. PRE	XBRL Taxonomy Extension Presentation Linkbase